Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 14, 2024	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Nov. 23, 2020
Contract balance		$ 0	$ 0
Material changes		$ 0